Income Taxes	12 Months Ended
Oct. 30, 2016
Income Taxes
Income Taxes

Note K

Income Taxes

The components of the provision for income taxes are as follows:

(in thousands)	2016	2015	2014
Current:
U.S. Federal	$ 341,799	$ 299,557	$ 264,533
State	33,753	39,817	34,034
Foreign	6,819	10,526	7,759
Total current	382,371	349,900	306,326
Deferred:
U.S. Federal	40,456	18,451	8,756
State	3,770	1,070	873
Foreign	101	458	171
Total deferred	44,327	19,979	9,800
Total provision for income taxes	$ 426,698	$ 369,879	$ 316,126

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company believes that, based upon its lengthy and consistent history of profitable operations, it is more likely than not the net deferred tax assets of $6.2 million will be realized on future tax returns, primarily from the generation of future taxable income. Significant components of the deferred income tax liabilities and assets are as follows:

	October 30,	October 25,
(in thousands)	2016	2015
Deferred tax liabilities:
Goodwill and intangible assets	$ (250,330)	$ (213,312)
Tax over book depreciation and basis differences	(98,628)	(94,496)
Other, net	(18,295)	(18,788)
Deferred tax assets:
Pension and post-retirement benefits	182,444	154,306
Employee compensation related liabilities	107,343	109,061
Marketing and promotional accruals	36,844	37,603
Other, net	46,845	48,432
Net deferred tax assets	$ 6,223	$ 22,806

Reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	2016	2015	2014
U.S. statutory rate	35.0%	35.0%	35.0%
State taxes on income, net of federal tax benefit	2.1	2.7	2.8
Domestic production activities deduction	(2.8)	(2.6)	(2.7)
Foreign tax credit	(0.9)	–	–
All other, net	(1.0)	(0.1)	(0.8)
Effective tax rate	32.4%	35.0%	34.3%

In fiscal year 2016, the Company approved a repatriation of $38.0 million of foreign earnings related to an international entity restructuring which generated a U.S. tax benefit of $12.1 million. The Company recorded a favorable discrete tax event related to this transaction.

Undistributed earnings of the Company’s foreign subsidiaries and joint ventures, aggregating to approximately $62.5 million at October 30, 2016, are considered to be permanently reinvested, and accordingly, no provision for U.S. income taxes has been provided thereon. It is not practicable to determine the deferred tax liability for temporary differences related to these foreign earnings.

Total income taxes paid during fiscal years 2016, 2015, and 2014 were $372.0 million, $296.5 million, and $285.8 million, respectively.

The following table sets forth changes in the unrecognized tax benefits, excluding interest and penalties, for fiscal years 2015 and 2016.

(in thousands)
Balance as of October 26, 2014	$ 22,608
Tax positions related to the current period:
Increases	2,920
Tax positions related to prior periods:
Increases	1,629
Decreases	(796)
Settlements	(2,839)
Decreases related to a lapse of applicable statute of limitations	(2,185)
Balance as of October 25, 2015	$ 21,337
Tax positions related to the current period:
Increases	3,587
Tax positions related to prior periods:
Increases	9,723
Decreases	(3,913)
Settlements	(1,273)
Decreases related to a lapse of applicable statute of limitations	(2,072)
Balance as of October 30, 2016	$ 27,389

The amount of unrecognized tax benefits, including interest and penalties is recorded in other long-term liabilities. If recognized as of October 30, 2016, and October 25, 2015, $19.5 million and $16.0 million, respectively, would impact the Company’s effective tax rate. The Company includes accrued interest and penalties related to uncertain tax positions in income tax expense, with gains of $0.5 million included in expense for fiscal year 2016. The amount of accrued interest and penalties at October 30, 2016, and October 25, 2015, associated with unrecognized tax benefits was $2.6 million and $3.2 million, respectively.

The Company is regularly audited by federal and state taxing authorities. The United States Internal Revenue Service (I.R.S.) concluded their examination of fiscal years 2013 and 2014 in the third quarter of fiscal year 2016. The Company has elected to participate in the Compliance Assurance Process (CAP) for fiscal years 2015 and 2016. The objective of CAP is to contemporaneously work with the I.R.S. to achieve federal tax compliance and resolve all or most of the issues prior to filing of the tax return. The Company may elect to continue participating in CAP for future tax years; the Company may withdraw from the program at any time.

The Company is in various stages of audit by several state taxing authorities on a variety of fiscal years, as far back as 2011. While it is reasonably possible that one or more of these audits may be completed within the next 12 months and the related unrecognized tax benefits may change based on the status of the examinations, it is not possible to reasonably estimate the effect of any amount of such change to previously recorded uncertain tax positions.